JUDICIAL DEPOSITS AND GARNISHMENTS - Judicial Deposits and garnishments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
JUDICIAL DEPOSITS AND GARNISHMENTS
Tax	R$ 2,007,074	R$ 1,929,594
Labor	316,009	522,201
Civil	1,049,922	1,164,835
Regulatory	261,005	208,447
Total	3,634,010	3,825,077
Garnishments	36,875	84,937
Total	3,670,885	3,910,014
Current	277,468	313,007
Non-current	R$ 3,393,417	R$ 3,597,007